PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment
Property, plant and equipment, at cost	$ 12,725,123	$ 11,074,181
Less: accumulated depreciation	(5,221,949)	(4,597,893)
Property, plant and equipment before construction in progress	7,503,174	6,476,288
Construction in progress ("CIP")	367,506	119,416
Property, plant and equipment, net	7,870,680	6,595,704
Buildings
Property, Plant and Equipment
Property, plant and equipment, at cost	5,486,663	5,211,781
Machinery
Property, Plant and Equipment
Property, plant and equipment, at cost	6,412,009	5,080,964
Furniture, fixtures, and equipment
Property, Plant and Equipment
Property, plant and equipment, at cost	588,302	545,881
Motor vehicles
Property, Plant and Equipment
Property, plant and equipment, at cost	$ 238,149	$ 235,555